Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
19.　  FAIR VALUE MEASUREMENTS

ASC 820, “Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1—Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3—Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no transfers between Level 1 and Level 2 for the years ended March 31, 2015 and 2016.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets that are measured at fair value on a recurring basis at March 31, 2015 and 2016, consistent with the fair value hierarchy provisions of ASC 820.

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	Thousands of Yen
March 31, 2015	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities—equity securities	¥4,212,571	–	–	¥4,212,571
Available-for-sale securities—debt securities	–	¥101,910	–	101,910
Total assets	¥4,212,571	¥101,910	–	¥4,314,481

	Thousands of Yen
March 31, 2016	Level 1	Level 2	Level 3	Total

Assets—
Available-for-sale securities—equity securities	¥3,830,847	–	–	¥3,830,847
Available-for-sale securities—debt securities	–	¥113,550	–	113,550
Total assets	¥3,830,847	¥113,550	–	¥3,944,397

Available-for-sale securities are comprised of marketable equity and debt securities. Marketable equity securities are listed on Japan and Hong Kong securities markets and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Marketable debt securities are valued using quoted prices obtained from financial institutions.

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2015	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Non-marketable securities—equity securities	–	–	¥2,435	¥29,117
	–	–	¥2,435	¥29,117

	Thousands of Yen
March 31, 2016	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Non-marketable securities—equity securities	–	–	¥235	¥10,765
Trademark	–	–	96,000	11,000
	–	–	¥96,235	¥21,765

Non-marketable equity securities with a carrying amount of ¥31,552 thousand, which was included in other investments in the balance sheets, were written down to the fair value of ¥2,435 thousand, resulting in an other-than-temporary impairment charge of ¥29,117 thousand, which was included in the Company’s statement of income for the year ended March 31, 2015. Non-marketable equity securities with a carrying amount of ¥11,000 thousand, which was included in other investments in the balance sheets, were written down to the fair value of ¥235 thousand, resulting in an other-than-temporary impairment charge of ¥10,765 thousand, which was included in the Company’s statement of income for the year ended March 31, 2016. The Company used unobservable inputs to value the impairment of these non-marketable Level 3 investments. The fair value was determined as a result of considering various unobservable inputs, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees.

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The trademark right related to hi-ho with a carrying amount of ¥107,000 thousand was written down to a fair value of ¥96,000 thousand, resulting in an impairment charge of ¥11,000 thousand, which was included in the Company’s statement of income for the year ended March 31, 2016. The impaired trademark was classified within Level 3 as the Company used unobservable inputs such as expected future income to value the trademark.

Level 3 valuations are determined by the Company’s valuation team (accounting and financing managers) based on the methodologies used to perform the valuation of each instrument. The Company uses third-party valuation firms to conduct the valuation of certain instruments, if necessary. Detailed reviews of the methodologies in valuations and the reasonableness of the valuations (including those performed by third parties) are performed by the chief financial officer.

The following table presents information relating to the significant unobservable inputs of the Company’s Level 3 non-recurring measurements.

	Thousands of Yen
March 31, 2016	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥96,000	Relief from royalty method	Discount Rate	6.3%
			Royalty rate	0.3%